Financial Instruments - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Jun. 24, 2016	Dec. 31, 2015
Credit Risk Derivatives, at Fair Value, Net [Abstract]
Concentration risk, credit risk, financial instrument, maximum exposure	$ 1,200
Line of Credit [Member]
Short-term Debt [Abstract]
Line of credit facility, current borrowing capacity	7,900
Line of credit facility, current borrowing capacity, expiring within one year	$ 790
Debt instrument, expiration period	1 year
Line of credit facility, remaining borrowing capacity	$ 7,800
Line of credit facility, committed amount	7,100
Cash and Cash Equivalents [Member]
Credit Risk Derivatives, at Fair Value, Net [Abstract]
Securities received as collateral	613
Commercial Paper [Member]
Short-term Debt [Abstract]
Commercial paper	$ 5,800		$ 4,900
Commercial paper, weighted average interest rate	1.30%		1.90%
Commercial Paper [Member] | Line of Credit [Member]
Short-term Debt [Abstract]
Line of credit facility, remaining borrowing capacity	$ 7,000
Anacor [Member]
Short-term Debt [Abstract]
Debt assumed		$ 698